Nature of operations and business combination (Tables)	12 Months Ended
Oct. 31, 2021
Nature Of Operations [Abstract]
Summary of Purchase Price Allocation of Assets Acquired and Liabilities Assumed
The details of the purchase price allocation of the identifiable assets acquired and liabilities assumed are as follows:

2021
$
Fair value of consideration transferred:
Common shares	656,713,740
Total fair value of consideration transferred	656,713,740

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	581,862,621
Warrants	(48,299,987)
Other payables	(29,567,903)
Total fair value of assets acquired and liabilities assumed	503,994,731

Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as Listing Fee	152,719,009

Gross proceeds	581,862,621
Transaction-related costs	(26,965,445)
Other payables acquired	(29,567,903)
Net proceeds	525,329,273